Debt - Schedule of Maturities of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Long-Term Debt, Rolling Maturity [Abstract]
Remainder 2026	$ 5,095
2027	235,006
2028	1,467,957
2029	818,487
Total	$ 2,526,545	$ 2,639,448